Related Parties Transactions - Compensation of Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 360	$ 321	$ 290
Post-employment benefits	8	7	11
Share-based payment	2	2	0
Termination benefits	0	0	0
Compensation of key management personnel	$ 370	$ 330	$ 301